The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2014

Royce Micro-Cap Fund

Royce Premier Fund
Royce Low-Priced Stock Fund

Royce Value Fund

Royce Value Plus Fund

Royce 100 Fund

Royce Global Value Fund

Royce SMid-Cap Value Fund

Effective November 10, 2014, the paragraphs appearing under the heading “Investment Adviser and Portfolio Management” for the above-listed Funds are deleted in their entirety and replaced with the information below.

Royce Micro-Cap Fund

Royce serves as investment adviser to the Fund. Jenifer L. Taylor manages the Fund, assisted by Brendan J. Hartman. Ms. Taylor previously served as the Fund’s co-manager (2006-2008) and became primary portfolio manager in 2009. Mr. Hartman became assistant portfolio manager in 2013.

Royce Premier Fund
Royce serves as investment adviser to the Fund. Charles M. Royce manages the Fund, assisted by Lauren A. Romeo and Steven G. McBoyle. Mr. Royce has managed the Fund since its inception. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006. Mr. McBoyle became an assistant portfolio manager on November 10, 2014.

Royce Low-Priced Stock Fund

Royce serves as investment adviser to the Fund. James P. Stoeffel manages the Fund, assisted by William A. Hench, James J. Harvey, and Carl D. Brown. Mr. Stoeffel previously served as assistant portfolio manager (2013-2014). Messrs. Hench, Harvey, and Brown became assistant portfolio managers on November 10, 2014.

Royce Value Fund
Royce serves as investment adviser to the Fund. Jay S. Kaplan manages the Fund, assisted by Lauren A. Romeo. Mr. Kaplan previously served as the Fund’s co-manager (2003-2012) and became primary portfolio manager in 2013. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008.

Royce Value Plus Fund
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III manages the Fund, assisted by Carl D. Brown. Mr. Skinner became the Fund’s primary portfolio manager in 2007 and previously co-managed the Fund (2003-2007). Mr. Brown became assistant portfolio manager in 2013.

Royce 100 Fund

Royce serves as investment adviser to the Fund. Lauren A. Romeo serves as the Fund’s lead portfolio manager and Charles M. Royce manages the Fund with her. Ms. Romeo previously served as co-manager (2013-2014), portfolio manager (2010-2013), and assistant portfolio manager (2006-2010). Mr. Royce has managed the Fund since its inception.

Royce Global Value Fund

Royce serves as investment adviser to the Fund. David A. Nadel serves as the Fund’s lead portfolio manager and Steven G. McBoyle, James J. Harvey, and Dilip P. Badlani manage the Fund with him.

Mr. Nadel previously served as assistant portfolio manager (2013-2014) and co-manager (2009-2013). Messrs. McBoyle, Harvey, and Badlani became assistant portfolio managers on November 10, 2014.

Royce SMid-Cap Value Fund

Royce serves as investment adviser to the Fund. Steven G. McBoyle manages the Fund. Mr. McBoyle previously co-managed the Fund since its inception.

Effective November 10, 2014, the paragraphs appearing under the heading “Management of the Funds” are deleted in their entirety and replaced with the information below.

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce currently serves as the Chief Executive Officer and Chairman of the Board of Managers of Royce and previously served as, among other things, its President and Chief Investment Officer. He also serves as lead portfolio manager, portfolio manager, or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Premier, Total Return, Heritage, 100, Financial Services, Dividend Value, Partners, and Global Dividend Value Funds. He also serves as assistant portfolio manager for Royce Select Fund I, Micro-Cap Discovery, Select Fund II, and Enterprise Select Funds.

Christopher D. Clark serves as President and Co-Chief Investment Officer of Royce. Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Francis D. Gannon serves as Co-Chief Investment Officer of Royce. Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006).

Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as lead portfolio manager for Royce Opportunity Fund and assistant portfolio manager for Royce Opportunity Select Fund; and Charles R. Dreifus, Principal, who serves as portfolio manager for Royce Special Equity and Special Equity Multi-Cap Funds. Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Frères & Co., LLC.

Royce’s investment staff also includes: Jay S. Kaplan, Principal, who serves as portfolio manager for Royce Total Return, Value, and Dividend Value Funds, and assistant portfolio manager for Royce Pennsylvania Mutual Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund; Lauren A. Romeo, who serves as portfolio manager for Royce Select Fund I, lead portfolio manager for

Royce 100 Fund, and assistant portfolio manager for Royce Pennsylvania Mutual, Premier, and Value Funds; William A. Hench, who serves as portfolio manager for Royce Opportunity Fund, lead portfolio manager for Royce Opportunity Select Fund, and assistant portfolio manager for Royce Low-Priced Stock Fund; James P. Stoeffel, who serves as portfolio manager for Royce Low-Priced Stock Fund; David A. Nadel, Director of International Research, who serves as lead portfolio manager for Royce Global Value Fund, portfolio manager for Royce International Smaller-Companies and International Premier Funds, co-manager for Royce European Smaller-Companies Fund, and assistant portfolio manager Global Dividend Value and International Micro-Cap Funds; James J. Harvey, who serves as lead portfolio manager for Royce Select Fund II, portfolio manager for Royce Heritage and Global Value Funds, co-manager for Royce Micro-Cap Discovery and International Micro-Cap Funds, and assistant portfolio manager for Royce Dividend Value, Global Dividend Value, and Low-Priced Stock Funds; Steven G. McBoyle, who serves as lead portfolio manager for Royce Enterprise Select Fund, portfolio manager for Royce Heritage, SMid-Cap Value, and Global Value Funds, and assistant portfolio manager for Royce Premier, Special Equity, and Special Equity Multi-Cap Funds; George Necakov, Director of Quantitative Strategies, who serves as co-manager for Royce Micro-Cap Discovery Fund and assistant portfolio manager for Royce Total Return Fund; Mark Rayner, who serves as co-manager for Royce European Smaller-Companies Fund and assistant portfolio manager for Royce International Smaller-Companies and International Premier Funds; Dilip P. Badlani, who serves as portfolio manager for Royce Global Value Fund, co-manager for Royce International Micro-Cap Fund, and assistant portfolio manager for Royce International Smaller-Companies and Global Dividend Value Funds; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return and Financial Services Funds; Brendan J. Hartman, who serves as assistant portfolio manager for Royce Micro-Cap Fund; and Carl D. Brown, who serves as assistant portfolio manager for Royce Value Plus and Low-Priced Stock Funds. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).

Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003, was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001), and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an Analyst at Credit Lyonnais Securities (since 1999) and prior to that was an Analyst for the Special Situations Fund (1994-1999). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Mr. Stoeffel joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Hartman (2008-2009), a Portfolio Manager and Investment Policy Committee member at Cramer Rosenthal McGlynn (“CRM”) (2001-2008), Director of Research at Palisade Capital Management (1999-2001), Research Analyst and Vice President in Smith Barney’s Emerging Growth Stock Research Group (1993-1999), and an Auditor for a number of companies in the financial services industry (1984-1992). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004- 2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. Harvey joined Royce in 1999 as an Analyst. Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001). Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Rayner joined Royce in 2006. Previously, he was a Partner and Portfolio Manager at DE Capital Management LLP, England (2002-2006) and a Managing Director and Head of European smaller-companies research at Citigroup, London (1996-2002). Mr. Badlani joined Royce in 2010. Previously, he was an Analyst at Wyper Capital Management (2008-2010) and an Analyst at Wexford Capital, LLC (2006-2008). Mr. Flynn is a Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at CRM (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001), and a Research Analyst at Salomon Brothers (1996-1997). Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at CRM (2005-2008), an Analyst at CRM (1999-2005), and a Consultant in the international tax practice of KPMG (1994-1999).

The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Service Class of the Funds under Rule 12b-1. Under the plan, the Service Class is obligated to pay a fee to RFS at the annual rate of up to 0.25% of its average net assets. RFS will use these fees primarily to cover sales-related and account maintenance costs and to pay service and other fees to broker-dealers that introduce investors to the Service Class of these Funds.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

November 10, 2014

ISIWWG-SUP-1114

The Royce Fund

Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2014

Royce Micro-Cap Fund

Royce Premier Fund
Royce Low-Priced Stock Fund

Royce Value Fund

Royce Value Plus Fund

Royce 100 Fund

Royce Global Value Fund

Effective November 10, 2014, the paragraphs appearing under the heading “Investment Adviser and Portfolio Management” for the above-listed Funds are deleted in their entirety and replaced with the information below.

Royce Micro-Cap Fund

Royce serves as investment adviser to the Fund. Jenifer L. Taylor manages the Fund, assisted by Brendan J. Hartman. Ms. Taylor previously served as the Fund’s co-manager (2006-2008) and became primary portfolio manager in 2009. Mr. Hartman became assistant portfolio manager in 2013.

Royce Premier Fund
Royce serves as investment adviser to the Fund. Charles M. Royce manages the Fund, assisted by Lauren A. Romeo and Steven G. McBoyle. Mr. Royce has managed the Fund since its inception. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006. Mr. McBoyle became an assistant portfolio manager on November 10, 2014.

Royce Low-Priced Stock Fund

Royce serves as investment adviser to the Fund. James P. Stoeffel manages the Fund, assisted by William A. Hench, James J. Harvey, and Carl D. Brown. Mr. Stoeffel previously served as assistant portfolio manager (2013-2014). Messrs. Hench, Harvey, and Brown became assistant portfolio managers on November 10, 2014.

Royce Value Fund
Royce serves as investment adviser to the Fund. Jay S. Kaplan manages the Fund, assisted by Lauren A. Romeo. Mr. Kaplan previously served as the Fund’s co-manager (2003-2012) and became primary portfolio manager in 2013. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2008.

Royce Value Plus Fund
Royce serves as investment adviser to the Fund. James A. (Chip) Skinner III manages the Fund, assisted by Carl D. Brown. Mr. Skinner became the Fund’s primary portfolio manager in 2007 and previously co-managed the Fund (2003-2007). Mr. Brown became assistant portfolio manager in 2013.

Royce 100 Fund

Royce serves as investment adviser to the Fund. Lauren A. Romeo serves as the Fund’s lead portfolio manager and Charles M. Royce manages the Fund with her. Ms. Romeo previously served as co-manager (2013-2014), portfolio manager (2010-2013), and assistant portfolio manager (2006-2010). Mr. Royce has managed the Fund since its inception.

Royce Global Value Fund

Royce serves as investment adviser to the Fund. David A. Nadel serves as the Fund’s lead portfolio manager and Steven G. McBoyle, James J. Harvey, and Dilip P. Badlani manage the Fund with him. Mr. Nadel previously served as assistant portfolio manager (2013-2014) and co-manager (2009-2013). Messrs. McBoyle, Harvey, and Badlani became assistant portfolio managers on November 10, 2014.

Effective November 10, 2014, the paragraphs appearing under the heading “Management of the Funds” are deleted in their entirety and replaced with the information below.

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce currently serves as the Chief Executive Officer and Chairman of the Board of Managers of Royce and previously served as, among other things, its President and Chief Investment Officer. He also serves as lead portfolio manager, portfolio manager, or co-manager for the following Funds in this Prospectus: Royce Pennsylvania Mutual, Premier, Total Return, Heritage, 100, and Dividend Value Funds.

Christopher D. Clark serves as President and Co-Chief Investment Officer of Royce. Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Francis D. Gannon serves as Co-Chief Investment Officer of Royce. Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006).

Royce’s senior investment staff includes the following portfolio managers: Boniface A. Zaino, Managing Director, who serves as lead portfolio manager for Royce Opportunity Fund; and Charles R. Dreifus, Principal, who serves as portfolio manager for Royce Special Equity and Special Equity Multi-Cap Funds. Mr. Zaino joined Royce in 1998 as a Portfolio Manager and previously was Group Managing Director at Trust Company of the West. Mr. Dreifus joined Royce in 1998 as a Portfolio Manager and previously was Managing Director of Lazard Frères & Co., LLC.

Royce’s investment staff also includes: Jay S. Kaplan, Principal, who serves as portfolio manager for Royce Total Return, Value, and Dividend Value Funds, and assistant portfolio manager for Royce Pennsylvania Mutual Fund; James A. (Chip) Skinner, III, Principal, who serves as portfolio manager for Royce Value Plus Fund; Jenifer L. Taylor, who serves as portfolio manager for Royce Micro-Cap Fund; Lauren A. Romeo, who serves as lead portfolio manager for Royce 100 Fund and assistant portfolio manager for Royce Pennsylvania Mutual, Premier, and Value Funds; William A. Hench, who serves as portfolio manager for Royce Opportunity Fund and assistant portfolio manager for Royce Low-Priced Stock Fund; James P. Stoeffel, who serves as portfolio manager for Royce Low-Priced Stock Fund; David A. Nadel, Director of International Research, who serves as lead portfolio manager for Royce Global Value Fund; James J. Harvey, who serves as portfolio manager for Royce Heritage and Global Value Funds and assistant portfolio manager for Royce Dividend Value and Low-Priced Stock Funds; Steven G.

McBoyle, who serves as portfolio manager for Royce Heritage and Global Value Funds and assistant portfolio manager for Royce Premier, Special Equity, and Special Equity Multi-Cap Funds; George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Dilip P. Badlani, who serves as portfolio manager for Royce Global Value Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; Brendan J. Hartman, who serves as assistant portfolio manager for Royce Micro-Cap Fund; and Carl D. Brown, who serves as assistant portfolio manager for Royce Value Plus and Low-Priced Stock Funds. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).

Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Skinner joined Royce in 2003, was previously a Principal and Portfolio Manager at Accrete Capital, LLC (since 2001), and prior to that was a Managing Director and Senior Portfolio Manager at Merrill Lynch. Ms. Taylor joined Royce in 2000 as an Analyst. Previously, she was an analyst at Credit Lyonnais Securities (since 1999) and prior to that was an analyst for the Special Situations Fund (1994-1999). Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman & Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Mr. Hench joined Royce in 2002 as an Analyst. Previously, he was a Vice President of Institutional Sales at JP Morgan Chase (since 2000) and prior to that was a Director of Institutional Sales at Schroder & Co. (1994-2000). Mr. Stoeffel joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Hartman (2008-2009), a Portfolio Manager and Investment Policy Committee member at Cramer Rosenthal McGlynn (“CRM”) (2001-2008), Director of Research at Palisade Capital Management (1999-2001), Research Analyst and Vice President in Smith Barney’s Emerging Growth Stock Research Group (1993-1999), and an Auditor for a number of companies in the financial services industry (1984-1992). Mr. Nadel joined Royce in 2006. Previously, he was a Senior Portfolio Manager at Neuberger Berman, Inc. (2004-2006) and a Senior Analyst at Pequot Capital Management, Inc. (2001-2003). Mr. Harvey joined Royce in 1999 as an Analyst. Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001). Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Mr. Badlani joined Royce in 2010. Previously, he was an Analyst at Wyper Capital Management (2008-2010) and an Analyst at Wexford Capital, LLC (2006-2008). Mr. Flynn is a Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice president in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Hartman joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he co-founded with Messrs. Brown and Stoeffel (2008-2009), a Portfolio Manager at CRM (2003-2008), an Analyst at CRM (2001-2003), a Senior Research Analyst at Donaldson, Lufkin & Jenrette (1997-2001), and a Research Analyst at Salomon Brothers (1996-1997). Mr. Brown joined Royce in 2009 as a Portfolio Manager. Previously he was a Portfolio Manager for a long/short equity private investment vehicle which he cofounded with Messrs. Hartman and Stoeffel (2008-2009), a Portfolio Manager at CRM (2005-2008), an Analyst at CRM (1999-2005), and a Consultant in the international tax practice of KPMG (1994-1999).

The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (RFS) distributes the Funds’ shares pursuant to the terms of its distribution agreements with the Funds. The Royce Fund has adopted a distribution plan for the Consultant, R, and K Classes under Rule 12b-1. Under this plan and the distribution agreements, the Consultant, R, and K Classes are obligated to pay a fee to RFS of up to 1.00%, 0.50%, and 0.25% per year of their respective average net assets. RFS uses this fee primarily to cover sales-related and account maintenance costs and to pay sales commissions and other fees to broker-dealers that introduce investors to the Funds. Because these fees are paid out of each Fund’s assets in the Consultant, R, and K Classes on an Ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Neither the distribution plan nor the distribution agreements currently provide for any suspension or reduction of the 1.00%, 0.50%, or 0.25% fees payable by the Consultant Class, R Class, or K Class, respectively, of any Fund if it closes to new investors.

State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

November 10, 2014

CRKWWG-SUP-1114

The Royce Fund

Supplement to the W Class Shares Prospectus Dated May 1, 2014

Royce Premier Fund

Effective November 10, 2014, the paragraphs appearing under the heading “Investment Adviser and Portfolio Management” for Royce Premier Fund are deleted in their entirety and replaced with the information below.

Royce serves as investment adviser to the Fund. Charles M. Royce manages the Fund, assisted by Lauren A. Romeo and Steven G. McBoyle. Mr. Royce has managed the Fund since its inception. Ms. Romeo has served as the Fund’s assistant portfolio manager since 2006. Mr. McBoyle became an assistant portfolio manager on November 10, 2014.

Effective November 10, 2014, the paragraphs appearing under the heading “Management of the Funds” are deleted in their entirety and replaced with the information below.

Royce & Associates, LLC (“Royce”) is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in smaller-company securities with a value approach for more than 40 years. Its offices are located at 745 Fifth Avenue, New York, NY 10151. Charles M. Royce currently serves as the Chief Executive Officer and Chairman of the Board of Managers of Royce and previously served as, among other things, its President and Chief Investment Officer. He serves as portfolio manager for Royce Premier Fund and lead portfolio manager for Royce Total Return Fund.

Christopher D. Clark serves as President and Co-Chief Investment Officer of Royce. Mr. Clark joined Royce in 2007 as Director of Alternative Investments. Previously, he was a Consultant at UBS (2004-2006). Francis D. Gannon serves as Co-Chief Investment Officer of Royce. Mr. Gannon joined Royce in 2006. Previously, he was a Senior Vice President and Portfolio Manager at AIG SunAmerica Asset Management (1995-2006).

Royce’s investment staff also includes: Jay S. Kaplan, Principal, who serves as portfolio manager for Royce Total Return Fund; Chris E. Flynn, Principal, who serves as assistant portfolio manager for Royce Total Return Fund; George Necakov, Director of Quantitative Strategies, who serves as assistant portfolio manager for Royce Total Return Fund; Lauren A. Romeo, who serves as assistant portfolio manager for Royce Premier Fund; and Steven G. McBoyle, who serves as assistant portfolio manager for Royce Premier Fund. Assistant portfolio managers may have investment discretion over a portion of a Fund’s portfolio subject to supervision by the Fund’s portfolio manager(s).

Mr. Kaplan joined Royce in 2000 as a Portfolio Manager and previously was a Managing Director and Portfolio Manager at Prudential Investments. Mr. Flynn is an Assistant Portfolio Manager and Senior Analyst at Royce. He joined Royce in 1993 as an Analyst. Previously, he was Senior Vice President in the Arbitrage Division of Donaldson, Lufkin & Jenrette (1989-1992) and prior to that was in the Risk Arbitrage Department of Prudential-Bache Securities (1984-1989). Mr. Necakov has been employed by Royce since 1994 and has been managing quantitative accounts for Royce since 1998. Ms. Romeo joined Royce in 2004 as an Analyst. Previously, she was a Portfolio Manager at Dalton, Greiner, Hartman &

Maher (since 2001), an Analyst with Legg Mason Funds Management (2000-2001), and an Analyst with T. Rowe Price Group (1996-2000). Mr. McBoyle joined Royce in 2007 as a Portfolio Manager. Previously, he was a Partner (2006-2007), Portfolio Manager (2005-2007) and Senior Research Analyst (2001-2004) at Lord Abbett and prior to that was a Vice President, Mergers & Acquisitions, at Morgan Stanley (2000-2001).

The Fund’s Statement of Additional Information provides more information about the structure of the portfolio managers’ compensation, other accounts that they manage, and their ownership of shares in the Fund(s) that each manages.

Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. State Street Bank and Trust Company is the custodian of the Funds’ securities, cash, and other assets. Boston Financial Data Services–Midwest (“BFDS”) is the Funds’ transfer agent.

November 10, 2014

W-WWG-SUP-1114